                                 UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                     FORM 13F

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE Form 13F FILED ON
MAY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2003.

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [X];  Amendment Number:  1
   This Amendment (Check only one):  [ ]  is a restatement.
                                     [X]  adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Attractor Investment Management Inc.
Address:  1440 Chapin Avenue, Suite 201
          Burlingame, CA 94010

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:    Harvey Allison
Title:   President
Phone:   (650) 685-8541

Signature, Place, and Date of Signing:

/s/ HARVEY ALLISON      Burlingame, California      May 15, 2003

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                11

Form 13F Information Table Value Total:            $55318
                                              (thousands)

List of Other Included Managers:                     None

                           FORM 13F INFORMATION TABLE

                        Title                                                                       Voting Authority
                         of               Value    Shrs Or  Sh/  Put/  Investment    Other        ---------------------
Name of Issuer          Class    Cusip   x($1000)  Prn Amt  Prn  Call  Discretion   Managers      Sole    Shared   None
AOL Time Warner          COM   00184A105   9571    404700   SH            SOLE         N/A      404700
CNET, Inc.               COM   12613R104   1096    200000   SH            SOLE         N/A      200000
Doubleclick Inc.         COM   258609304   4101    342000   SH            SOLE         N/A      342000
eBay, Inc.               COM   278642103   5098     90000   SH            SOLE         N/A       90000
Electronic Arts Inc.     COM   285512109   4560     75000   SH            SOLE         N/A       75000
Microsoft Corporation    COM   594918104   7659    127000   SH            SOLE         N/A      127000
Oracle Corporation       COM   68389X105   1280    100000   SH            SOLE         N/A      100000
Overture Services, Inc.  COM   69309R100   6980    250000   SH            SOLE         N/A      250000
Verisign, Inc.           COM   92343E102   9230    341860   SH            SOLE         N/A      341860
Vignette Corporation     COM   926734104   3182    925000   SH            SOLE         N/A      925000
WorldCom Group           COM   98157D106   2561    380000   SH            SOLE         N/A      380000


                                       3